Property and Equipment, Net (Details) - Schedule of Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Total depreciation	$ 452	$ 384	$ 185
Research and development, net [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation	299	297	119
Selling and Marketing [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation	23	26	17
General and administrative [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation	$ 130	$ 61	$ 49